AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2010
SECURITIES ACT FILE NO. 033-21561
INVESTMENT COMPANY ACT FILE NO. 811-05537

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:				[X]

Pre-Effective Amendment No.				[ ]

Post-Effective Amendment No. 24				[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:				[X]

		Amendment No. 24		[X]

(Check Appropriate Box or Boxes)

NICHOLAS MONEY MARKET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street
		Milwaukee, WI	53202
		(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, Including Area Code (414) 272-4650

Jeffrey T. May, Senior Vice President
Nicholas Money Market Fund, Inc.
700 North Water Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

WITH A COPY TO:
K. Thor Lundgren, Esq.
Jason T. Thompson, Esq.
Michael Best & Friedrich LLP
100 East Wisconsin Avenue, Suite 3300
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box):
[	]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ x ]		On April 30, 2010 pursuant to paragraph (b) of Rule 485.
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[	]	On (date) pursuant to paragraph (a)(1) of Rule 485.
[	]	75 days after filing pursuant to paragraph (a)(2) of Rule 285.
[	]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ x ]		This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NICHOLAS MONEY MARKET FUND, INC. EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 23 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 17, 2010 and, pursuant to Rule 485(a)(1), would have become effective on April 18, 2010.

This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2010 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of April, 2010.

Nicholas Money Market Fund, Inc.

By:	/s/ Jeffrey T. May *
Jeffrey T. May
Senior Vice President and Treasurer
(Principal Financial and Accounting Officer)

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of April, 2010.

/s/	Albert O. Nicholas*	President (Principal Executive
	Albert O. Nicholas	Officer), and Director

/s/	Jeffrey T. May*	Senior Vice President and Treasurer
	Jeffrey T. May	(Principal Financial and Accounting Officer)

/s/	Timothy P. Reiland*	Director
Timothy P. Reiland

/s/	Jay H. Robertson*	Director
Jay H. Robertson

* By: /s/ Jeffrey T. May
Jeffrey T. May,
Attorney-in-Fact pursuant to
Power of Attorney previously filed.